Condensed Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	SFr 4,259	SFr 5,116
Right-of-use assets	2,808	2,914
Intangible asset	50,416	50,416
Long-term financial assets	361	363
Total non-current assets	57,844	58,809
Current assets
Prepaid expenses	4,708	3,015
Accrued income	408	975
Other current receivables	392	428
Short-term financial assets	91,000	116,000
Cash and cash equivalents	31,586	82,216
Total current assets	128,094	202,634
Total assets	185,938	261,443
Shareholders' equity
Share capital	1,797	1,794
Share premium	431,323	431,251
Treasury shares	(124)	(124)
Currency translation differences	10
Accumulated losses	(264,015)	(200,942)
Total shareholders' equity	168,991	231,979
Non-current liabilities
Long-term lease liabilities	2,253	2,340
Net employee defined benefit liabilities	3,213	7,098
Total non-current liabilities	5,466	9,438
Current liabilities
Trade and other payables	929	2,003
Accrued expenses	9,417	16,736
Deferred income	587	717
Short-term lease liabilities	548	570
Total current liabilities	11,481	20,026
Total liabilities	16,947	29,464
Total shareholders' equity and liabilities	SFr 185,938	SFr 261,443